Financial instruments (Details 18) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Loans and receivables	[1]	$ 5,419,379		$ 5,907,494
Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		5,505,658	[2]	6,020,731
Floating interest rate [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		3,127,149		3,311,176
Fixed interest rate [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		$ 2,378,509		$ 2,709,555

[1]	The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.
[2]	Current ratings as of December 31, 2017 and 2016, respectively.